Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Municipal Securities Income Trust
Entity Central Index Key	0000866700
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000219236 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Institutional Shares
Trading Symbol	OMIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 72,970,269
Holdings Count | Holding	103
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$72,970,269
Number of Investments	103
Portfolio Turnover	15%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024703 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Class F Shares
Trading Symbol	OMIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 72,970,269
Holdings Count | Holding	103
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$72,970,269
Number of Investments	103
Portfolio Turnover	15%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000070760 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Class A Shares
Trading Symbol	OMIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 72,970,269
Holdings Count | Holding	103
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$72,970,269
Number of Investments	103
Portfolio Turnover	15%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024704 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Pennsylvania Municipal Income Fund
Class Name	Class A Shares
Trading Symbol	PAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 95,230,388
Holdings Count | Holding	94
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$95,230,388
Number of Investments	94
Portfolio Turnover	10%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000219237 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Pennsylvania Municipal Income Fund
Class Name	Institutional Shares
Trading Symbol	PAMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 95,230,388
Holdings Count | Holding	94
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$95,230,388
Number of Investments	94
Portfolio Turnover	10%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000130166 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Institutional Shares
Trading Symbol	FMYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 452,779,191
Holdings Count | Holding	344
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$452,779,191
Number of Investments	344
Portfolio Turnover	8%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000034364 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class F Shares
Trading Symbol	FHTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 452,779,191
Holdings Count | Holding	344
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$452,779,191
Number of Investments	344
Portfolio Turnover	8%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000034363 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class C Shares
Trading Symbol	FMNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$84	1.64%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.64%
Net Assets	$ 452,779,191
Holdings Count | Holding	344
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$452,779,191
Number of Investments	344
Portfolio Turnover	8%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000034361 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class A Shares
Trading Symbol	FMOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 452,779,191
Holdings Count | Holding	344
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$452,779,191
Number of Investments	344
Portfolio Turnover	8%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)